Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Basic Earnings Per Common Share
Net income attributable to equity holders of the bank	$ 1,592	$ 1,194	$ 1,510
Dividends on preferred shares and distributions payable on other equity instruments	(70)		(52)
Net income available to common shareholders	$ 1,522		$ 1,458
Weighted-average number of common shares outstanding	639,448		638,927
Basic earnings per common share	$ 2.38	$ 1.79	$ 2.28
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,522		$ 1,458
Weighted-average number of common shares outstanding	639,448		638,927
Effect of dilutive instruments
Stock options potentially exercisable	5,150		4,704
Common shares potentially repurchased	(3,803)		(3,218)
Weighted-average number of diluted common shares outstanding	640,795		640,413
Diluted earnings per common share	$ 2.37	$ 1.78	$ 2.28